Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended													12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Sinovac Beijing USD ($)	Dec. 31, 2013 Sinovac Beijing CNY	Dec. 31, 2012 Sinovac Beijing USD ($)	Dec. 31, 2012 Sinovac Beijing CNY	Dec. 31, 2013 Sinovac Beijing China Construction Bank USD ($)	Dec. 31, 2013 Sinovac Beijing China Construction Bank CNY	Dec. 31, 2013 Sinovac Beijing Bank of Beijing USD ($)	Dec. 31, 2013 Sinovac Beijing Bank of Beijing CNY	Dec. 31, 2013 Sinovac Dalian Bank of China USD ($)	Dec. 31, 2013 Sinovac Dalian Bank of China CNY	Dec. 31, 2012 Tangshan Yian USD ($)	Dec. 31, 2013 Construction in progress USD ($)	Dec. 31, 2012 Construction in progress USD ($)	Dec. 31, 2013 Plant and building USD ($)	Dec. 31, 2012 Plant and building USD ($)	Dec. 31, 2013 Machinery and equipment USD ($)	Dec. 31, 2012 Machinery and equipment USD ($)	Dec. 31, 2013 Motor vehicles USD ($)	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2013 Equipment and furniture USD ($)	Dec. 31, 2012 Equipment and furniture USD ($)	Dec. 31, 2013 Leasehold improvements USD ($)	Dec. 31, 2012 Leasehold improvements USD ($)
Property, Plant and Equipment
Cost	$ 95,424	$ 89,238													$ 424	$ 1,646	$ 35,259	$ 34,230	$ 42,851	$ 39,359	$ 1,884	$ 1,831	$ 2,620	$ 2,480	$ 12,386	$ 9,692
Less: Accumulated depreciation	27,461	20,067															6,455	4,603	15,658	11,922	1,653	1,423	1,546	1,253	2,149	866
Impairment of plant and building, and machinery and equipment														1,497
Property, plant and equipment net	67,963	69,171												4,420
Land use rights and building of subsidiary pledged as collateral								7,760	47,000	20,893	126,500	9,911	60,000
Depreciation expense	5,998	3,961	4,272
Loss on disposal of equipment	31	14	36
Impairment charge				57	300	679	4,100
Fair value of property, plant and equipment rights														$ 2,923